Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards	12 Months Ended
Dec. 31, 2013
Grant 1 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	30,000
Issued to	New Non-Executive Directors
Vested period	proportionately over a period of 5 years
Grant 2 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	50,000
Issued to	CEO
Vested period	on the grant date
Grant 3 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	24,999
Issued to	Officer
Vested period	15 equal monthly installments (1st vesting on the grant date)
Grant 4 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	49,999
Issued to	Officer
Vested period	15 equal monthly installments (1st vesting on the grant date)
Grant 5 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	50,000
Issued to	CEO
Vested period	on the grant date
Grant 6 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	50,000
Issued to	CEO
Vested period	on the grant date
Grant 7 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	50,000
Issued to	CEO
Vested period	on the grant date
Grant 8 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	50,000
Issued to	Officer
Vested period	on the grant date
Grant 9 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	40,000
Issued to	Officer
Vested period	on the grant date
Grant 10 [Member]
Note 13 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2007 Onwards [Line Items]
Number of shares (in Shares)	50,000
Issued to	CEO
Vested period	on the grant date